Statements of Net Assets Available for Benefits - EBP 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Investments:
Investments, at fair value (see Note 5)	$ 3,851,036,292	$ 3,519,948,469
Investments, at contract value (see Note 6)	313,763,273	343,738,308
Total investments	4,164,799,565	3,863,686,777
Receivables:
Accrued interest and dividends	834,266	796,313
Notes receivable from participants	58,601,839	56,461,860
Due from brokers	405,358	582,369
Total receivables	59,841,463	57,840,542
Total assets	4,224,641,028	3,921,527,319
Liabilities
Administrative expenses payable	438,761	456,062
Due to brokers	696,846	2,306,444
Total liabilities	1,135,607	2,762,506
Net assets available for benefits	$ 4,223,505,421	$ 3,918,764,813